Transactions and Balances with Related Parties (Details) - Schedule of Current Assets Under Related Parties - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of current assets [Abstract]
Advances to Pure Logistics (a related party of Jeffs’ Brands)	$ 7	$ 228
Receivables from SciSparc Nutraceuticals (a related party of Jeffs’ Brands)	168
Current assets, total	238	298
Gix internet [Member]
Schedule of current assets [Abstract]
Other receivables	58	60
Eventer [Member]
Schedule of current assets [Abstract]
Other receivables	$ 5	$ 10